Debt Facilities - PPP Loan Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder of 2022	$ 12,250
2022	16,333	$ 16,333
2023	$ 8,167	16,333
2024		8,167
Long-term debt		$ 40,833